STOCK OPTION RESERVE DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
STOCK OPTION RESERVE DISCLOSURE

12.          STOCK OPTION RESERVE

(a)           The movements during the year were:

Year ended March 31,	2018	2017
	in 000'$	in 000'$
Balance, beginning of year	$1,706	$5,075
Vested ((i) to (iii))	193	392
Exercised (Note 11(b)(i))	(1,632)	--
Options to acquire equity in PPL granted to PPL management and vested	--	12
Options granted by former subsidiary reversed on loss of control	--	(3,773)
Balance, end of year	$267	$1,706

(i)            On October 11, 2016, The Board of Directors of the Company approved and issued total of 1,267,194 options to the two independent directors as joining bonus under the 2013 Option Plan. These options are valid for five years and are convertible into equal number of common shares of the Company at an exercise price of $0.15 per common share. These Options will vest in four equal annual instalments starting from October 11, 2017.

The fair value of these options has been estimated using a Black-Scholes option pricing   model with the following assumptions:

Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	65.83%
Expected life	1825 days
Market price	US$0.13

The fair value of the options as per the Black-Scholes option pricing model amounted to $85,183. None of the options was vested on March 31, 2017. Options valued at $51,168 were vested as at March 31, 2018 and included options valued at $11,536 which were originally vesting on October 11, 2018 but were accelerated to December 22, 2017 by a Board resolution of December 22, 2017 to match the services provided by an optionee. The value of the remaining options will be accounted upon vesting of the related options as per the accounting policy.

(ii)           On December 19, 2016, The Board of Directors of the Company approved and issued total of 2,300,000 options to five consultants including 350,000 Options to the two independent directors for services provided under the 2013 Option Plan. These options are valid for five years and are convertible into equal number of common shares of the Company at an exercise price of $0.15 per common share. These Options vested in equal monthly instalments over the two years starting from January 1, 2017.

The fair value of these options has been estimated using a Black-Scholes option pricing   model with the following assumptions:

Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	67.42%
Expected life	1826 days
Market price	US$0.14

The fair value of the options as per the Black-Scholes option pricing model amounted to $175,352. The value of the options vested during the year ended March 31, 2018 of $96,774 was expensed and charged to the stock option reserve. (March 31, 2017 of $62,988)

(iii)          The fair value of 7.05 million options granted on March 17, 2015 and vested during the year ended March 31, 2018 of $45,312 (during the year ended March 31, 2017 of $276,779) was expensed and charged to the stock option reserve.

No new options were granted during the year ended March 31, 2018

(b).          The following is a summary of all active Stock Option Plans:

As at March 31,	2018	2017
Plan	2013 Option Plan	2013 Option Plan
Date of Registration	Dec 19, 2013 and March 17, 2015	Dec 19, 2013 and March 17, 2016
	in 000'	in 000'
Registered *	26,069	26,069
Issued to date	20,317	16,750
Outstanding, beginning of period	20,317	16,750
Issued	--	3,567
Exercised (Note 11(b)(i))	(18,471)	--
Outstanding, end of period	1,846	20,317
Options fully vested	287	14,490
Options not yet vested	1,559	5,827
	1,846	20,317

*      Registered with the Securities and Exchange Commission of the United States of America (SEC) as required under the Securities Act of 1933. On March 17, 2015, the Company filed form S-8 with SEC registering an additional 15,717,579 options under 2013 Stock Option Plan.

(c)           The weighted average exercise price of the outstanding stock options was US$0.15 as at March 31, 2018 and 2017 and weighted average remaining contractual life was approximately 3.63 years as at March 31, 2018. (approximately 3.25 years as at March 31, 2017).

The options can be exercised at any time after vesting within the exercise period in accordance with the applicable option agreement. The exercise price was more than the market price on the date of the grants for all options outstanding as at March 31, 2018 and March 31, 2017.